LEASES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2019 CNY (¥)
LEASES
Operating lease right-of-use assets				$ 12,620	¥ 87,855	¥ 62,408
Current portion of operating lease liabilities					¥ 31,099
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]				Current portion of operating lease liabilities	Current portion of operating lease liabilities
Long-term operating lease liabilities				$ 8,189	¥ 57,011	41,242
Weighted average remaining lease term (in years)				3 years 6 months	3 years 6 months
Weighted average discount rate (as a percent)				5.60%	5.60%
Lease expenses	¥ 29,715	¥ 27,089	¥ 23,871
Cash paid for operating lease liabilities	29,042
Right-of-use assets obtained in exchange for the operating lease liabilities	¥ 50,841
Expected discounted and undiscounted lease payments under non-cancelable leases:
December 31, 2020 / December 31, 2019					¥ 34,948	30,443
December 31, 2021 / December 31, 2020					24,091	27,496
December 31, 2022 / December 31, 2021					15,668	14,322
December 31, 2023 / December 31, 2022					10,807	8,299
December 31, 2024 / December 31, 2023					7,208	7,835
Thereafter					4,292	16,509
Total lease payment					97,014	104,904
Less: imputed interest					(8,984)
Lease liabilities					¥ 88,030	¥ 61,037
Minimum
LEASES
Lease term (in years)				1 year	1 year
Maximum
LEASES
Lease term (in years)				10 years	10 years